Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)	Sep. 30, 2024	Jun. 30, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Other receivables	$ 1,200	$ 10,881
Prepaid rent	177,004
Other prepaid expenses	158,754	33,235
Total prepaid expenses and other current assets	$ 336,958	$ 44,116